[Brazos Mutual Funds Logo]

                              BRAZOS MUTUAL FUNDS


                               SEMI-ANNUAL REPORT
                                  MAY 31, 2001

                                     BRAZOS

                              SMALL CAP PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                              MICRO CAP PORTFOLIO

                              MULTI CAP PORTFOLIO

                               MID CAP PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225


                              www.brazosfunds.com

BRAZOS MUTUAL FUNDS
Report From Management


Dear Fellow Shareholders, Clients and Friends:

  After posting strong relative returns in 2000, your Brazos funds posted mixed results for the first half of 2001. As we outlined in our last shareholder let-ter, 2000 was a record down year for the NASDAQ index. However, looking at the performance numbers in the table below is simply an end point snapshot and does not capture the difficult, volatile nature of the 2001 market.


                                                    Quarter   Year    Inception
                                                    Ending   To Date     to
                                                    6/30/01* 6/30/01*  6/30/01*
                                                    -------  -------  ---------
  Brazos Small Cap(/1/) Class Y Inception 12/31/96  15.69%   -4.34%    141.98%
  Russell 2000 w/Inc.                               14.38%    6.95%     49.96%
  Brazos Micro Cap(/1/) Class Y Inception 12/31/97  20.93%   10.67%    216.01%
  Russell 2000 w/Inc.                               14.38%    6.95%     22.55%
  Brazos Multi Cap(/1/) Class Y Inception 12/31/98  12.55%   -4.08%    148.81%
  S&P 500 w/Inc.                                     5.83%   -6.72%      2.57%
  Brazos Mid Cap(/1/) Class Y Inception 12/31/99    14.64%   -3.49%     25.94%
  S&P 400 w/Inc.                                    13.16%    0.97%     18.64%
  Brazos Real Estate Securities(/1/) Class Y
   Inception 12/31/96                               10.06%    7.96%     38.35%
  NAREIT Equity Index                               11.01%   11.44%     33.27%

*Returns are cumulative and not annualized


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the ini-tial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors. It is possible that the perfor-mance may not be repeated in the future.

BRAZOS MUTUAL FUNDS
Report From Management -- continued




  Performance results from the first and second quarter stand in stark con-trast. Pessimism and paranoia ruled the first quarter of 2001 and there were very few places to hide. The bear market meltdown of the first quarter left few stocks undamaged. Even the stocks of our proverbial "good businesses" were hit--they were the last to go down, but go down they did. Further complicating the picture was a Russell 2000 skewed by a profound January effect where stocks in the smallest quintile posted a 50% bounce off of their lows. This outperformance by the smallest stocks in January partially explains the excel-lent results for the Brazos Micro Cap fund through the first half of the year.

  As we have expressed many times, good companies persevere through the bad times and typically are among the first stocks to recover. That recovery ap-peared to be under way in the second quarter. Indeed, the indices and stocks are repairing themselves having rebounded nicely off of their lows. While no pervasive market trends are emerging (except that technology companies continue to suffer), the broad market is gradually building a base off of its lows. The cream of the market (those companies with earnings and earnings growth) is ris-ing to the top and is beginning to lead us out of the market depths. Your Bra-zos portfolios are replete with companies that continue to show strong growth characteristics.

  As we work through the market bottoming process, we do not expect the vola-tility to subside. False hopes created by bear market rallies are very tempt-ing, particularly for less seasoned investors. There must be a careful distinction between investing in a stock that is creating hope by simply rising versus investing in a company whose fundamentals are improving. Since the mar-ket peaked in March 2000, there have been numerous rallies that proved to be false starts. A tremendous amount of damage can be created by attempting to time and to chase these tempting stock moves, which is why it is important to maintain disciplines.

  Our investment philosophy and approach offer a powerful, strategic advantage to our shareholders. It is based on owning great growth companies--companies that possess superior management and are involved with great businesses. Impor-tantly, the stocks of these companies are purchased at valuation levels quite reasonable relative to their superior growth rates. Further, these companies are owned in the funds during that period in their corporate/institutional life where their earnings power is greatest. We have a deep, loyal commitment to this investment philosophy. We have proven it works and it is implemented rig-orously on our shareholders' behalf.

  Looking back at the past two years reminds us of why it is so important to maintain this steadfast discipline. The market a year ago was characterized by remarkable excesses. The valuation of technology stocks reached historic lev-els. The subsequent unwinding of this bubble in technology stocks was not just confined to the fringe Internet companies. Valuation levels on

BRAZOS MUTUAL FUNDS
Report From Management -- continued
significant growth companies such as Cisco Systems, Sun Microsystems, EMC, Intel, Motorola and Nortel (to name a few) have lost much of their market capi-talization of one year ago. Without investment disciplines, it would have been tempting either to chase these expensive stocks or to get involved on recent pullbacks.

  In retrospect, this was a mania like others in the past. We would point to investors' fascination with conglomerates in the 1960s, to the Nifty Fifty in the 1970s and LBO companies of the 1980s. Well, today is in sharp contrast to that period. It is now clear that the Federal Reserve overshot with their six rate increases. The Fed took too much liquidity from the system and brought about a credit crunch. Today the economy is very weak, the manufacturing and technology sectors are in a recession, and fears of other sectors entering a recession are rampant. A crisis of confidence is at hand and is reflected both in business sentiment and consumer confidence. As a result, general expecta-tions for the stock market are bleak.

  But just as prospects seem to be their bleakest, lower interest rates and tax relief are on the way to jump-start the mighty American economy. Therefore, with modest inflation, declining interest rates, increasing liquidity, fiscal stimulation, and the prospect for economic recovery in 2002, we would suggest that the market is indeed in a bottoming stage. Therefore, as we head through the current bear market and profit recession, with these stimuli and good reve-nue and earnings growth expected from the holdings in the Brazos Funds, we re-main confident that these portfolios of good companies operating good businesses will lead us out.

  In our last shareholder letter, we highlighted how we build your Brazos port-folios by isolating one company at a time. Identifying companies with revenue and earnings growth prospects in this tough market and economic environment is the foundation of our confidence in the Brazos Funds. We are grateful for your confidence in our ability to uncover the right stocks to help you achieve long-term investing success.

  We hope you have a happy and safe summer!

                                 Sincerely,
                                 /s/ John McStay
                                 John McStay Investment Counsel

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2001

Security Description                                       Shares      Value
--------------------                                     ---------- ------------


Common Stock - 88.7%

Business Services - 4.4%
   Corporate Executive Board Co.+......................     225,000 $  7,596,000
   Iron Mountain, Inc.+................................     390,115   16,037,628
   MAXIMUS, Inc.+......................................     255,712    9,422,987
   Paychex, Inc........................................     240,701    9,250,139
                                                                    ------------
                                                                      42,306,754
                                                                    ------------

Consumer Durables - 2.6%
   Centex Corp. .......................................     242,800    9,051,584
   Pulte Corp. ........................................     389,600   15,739,840
                                                                    ------------
                                                                      24,791,424
                                                                    ------------

Consumer Merchandising - 6.7%
   99 Cents Only Stores+...............................     420,750   11,465,437
   Abercrombie & Fitch Co.+............................     294,300   12,133,989
   Barnes & Noble, Inc.+...............................     244,600    7,863,890
   Coach, Inc.+........................................     181,400    6,358,070
   Linens 'n Things, Inc.+.............................     149,536    4,323,086
   The Cheesecake Factory, Inc.+.......................     154,830    5,383,439
   Venator Group, Inc.+................................     681,600    9,065,280
   Williams-Sonoma, Inc.+..............................     247,100    8,322,328
                                                                    ------------
                                                                      64,915,519
                                                                    ------------

Consumer Services - 3.1%
   Bright Horizons Family Solutions, Inc.+.............     365,473    9,951,830
   DeVry, Inc.+........................................     271,400    9,064,760
   Edison Schools, Inc.+...............................     158,200    3,790,472
   Education Management Corp.+.........................     207,900    6,900,201
                                                                    ------------
                                                                      29,707,263
                                                                    ------------

Electronic Components - 3.2%
   Centillium Communications, Inc.+....................     328,000    7,708,000
   Exar Corp.+.........................................     278,000    6,419,020
   Stratos Lightwave, Inc.+............................     745,227    8,480,686
   TranSwitch Corp.+...................................     326,400    4,112,640
   Vitesse Semiconductor Corp.+........................     159,600    3,943,716
                                                                    ------------
                                                                      30,664,062
                                                                    ------------

Electronic Technology - 0.6%
   AstroPower, Inc.+...................................     110,300    5,698,098
                                                                    ------------

                                               See Notes to Financial Statements
4

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

Security Description                                       Shares      Value
--------------------                                     ---------- ------------


Common Stock (continued)

Energy - 7.3%
   Devon Energy Corp. .................................     207,800 $ 12,096,038
   Energy Partners Ltd.+...............................     356,200    3,829,150
   Grey Wolf, Inc.+....................................     740,700    4,807,143
   Mitchell Energy & Development Corp. ................      91,100    4,924,866
   National-Oilwell, Inc.+.............................     312,100   10,767,450
   Patterson-UTI Energy, Inc.+.........................      68,300    2,011,435
   Pogo Producing Co. .................................     348,800   10,062,880
   Valero Energy Corp. ................................     263,700   11,626,533
   Veritas DGC, Inc.+..................................     304,900   10,674,549
                                                                    ------------
                                                                      70,800,044
                                                                    ------------
Financial Institutions - 23.6%
   AmeriCredit Corp.+..................................     823,676   42,995,887
   Everest Re Group Ltd. ..............................     146,200    9,926,980
   FirstMerit Corp. ...................................     450,000   11,385,000
   Golden State Bancorp, Inc...........................     294,000    8,581,860
   LaBranche & Co., Inc.+..............................     252,500   10,130,300
   Metris Cos., Inc. ..................................   1,111,723   33,351,690
   Nationwide Financial Services, Inc., Class A .......     266,200   11,771,364
   Old Republic International Corp. ...................     788,200   22,250,886
   PMI Group, Inc. ....................................     403,700   28,178,260
   Radian Group, Inc. .................................     363,400   30,852,660
   Washington Federal, Inc. ...........................     738,430   18,829,965
                                                                    ------------
                                                                     228,254,852
                                                                    ------------

Financial Services & Software - 3.1%
   Carreker Corp.+.....................................     149,600    1,522,928
   Jack Henry & Associates, Inc. ......................     167,700    4,888,455
   The BISYS Group, Inc.+..............................     457,000   23,361,840
                                                                    ------------
                                                                      29,773,223
                                                                    ------------

Healthcare Products - 6.9%
   Biovail Corp.+......................................     425,900   16,665,467
   King Pharmaceuticals, Inc.+.........................     676,376   34,211,098
   Medicis Pharmaceutical Corp., Class A+..............     289,867   15,258,599
                                                                    ------------
                                                                      66,135,164
                                                                    ------------

Healthcare Services - 7.3%
   Accredo Health, Inc.+...............................     546,525   18,182,887
   Community Health Systems, Inc.+.....................     608,000   15,510,080
   PolyMedica Corp.+...................................     240,900    7,687,119

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

Security Description                                        Shares      Value
--------------------                                      ---------- -----------


Common Stock (continued)

Healthcare Services (continued)
   Select Medical Corp.+................................     415,000 $ 5,996,750
   Triad Hospitals, Inc.+...............................     321,500   7,941,050
   Universal Health Services, Inc., Class B+............     186,700  14,936,000
                                                                     -----------
                                                                      70,253,886
                                                                     -----------

Healthcare Technology - 3.6%
   Invitrogen Corp.+....................................     260,900  18,683,049
   Waters Corp.+........................................     318,844  15,840,170
                                                                     -----------
                                                                      34,523,219
                                                                     -----------

Media - 3.2%
   American Tower Corp.+................................     424,706  10,507,227
   Radio One, Inc., Class D+............................     644,800  11,496,784
   SBA Communications Corp.+............................     381,800   8,838,670
                                                                     -----------
                                                                      30,842,681
                                                                     -----------

Technology Services & Software - 9.8%
   Affiliated Computer Services, Inc., Class A+.........     338,256  24,438,996
   Business Objects SA ADR+.............................      93,300   2,977,203
   CSG Systems International, Inc.+.....................     309,208  18,635,966
   FileNET Corp.+.......................................      66,127     810,717
   Illuminet Holdings, Inc.+............................      75,000   2,230,500
   Interwoven, Inc.+....................................     165,200   2,991,772
   IONA Technologies PLC ADR+...........................     149,900   5,546,300
   Mercury Interactive Corp.+...........................     144,300   8,548,332
   SunGard Data Systems, Inc.+..........................     485,500  28,877,540
                                                                     -----------
                                                                      95,057,326
                                                                     -----------

Telecommunications - 0.9%
   Digital Lightwave, Inc.+.............................     192,300   8,957,334
                                                                     -----------

Traditional Heavy Industry - 2.4%
   Hanover Compressor Co.+..............................     118,400   4,379,616
   Kennametal, Inc. ....................................     139,000   4,883,070
   Quanta Services, Inc.+...............................     253,100   8,575,028
   Roper Industries, Inc. ..............................     140,400   5,767,632
                                                                     -----------
                                                                      23,605,346
                                                                     -----------

  Total Common Stock (Cost $685,314,950)............................ 856,286,195
                                                                     -----------

                                               See Notes to Financial Statements
6

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------


Corporate Bonds - 1.6%
Traditional Heavy Industry - 1.6%
   L-3 Communications Holdings, Inc. 5.25% 2009*
    (cost $12,790,476)..........................      $12,700      $ 15,906,750
                                                                   ------------
  Total Investment Securities (Cost
   $698,105,426)................................                    872,192,945
                                                                   ------------

Repurchase Agreements - 9.4%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 3.00%, dated 5/31/01, to
    be repurchased 6/01/01 in the amount of
    $40,652,387 and collateralized by
    $38,635,000 of U.S. Treasury Notes, bearing
    interest at 6.63%, due 5/15/07 and having an
    approximate aggregate value of $41,462,812
    (cost $40,649,000)..........................       40,649        40,649,000

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 3.00%, dated 5/31/01, to
    be repurchased 6/01/01 in the amount of
    $50,004,167 and collateralized by
    $43,885,000 of U.S. Treasury Bonds, bearing
    interest at 7.50%, due 11/15/16 and having
    an approximate aggregate value of
    $51,001,699 (cost $50,000,000)..............       50,000        50,000,000
                                                                   ------------
Total Repurchase Agreements (Cost $90,649,000)....................   90,649,000
                                                                   ------------


Other Assets Less Liabilities - 0.3%..............................    2,727,208
                                                                   ------------
Total Investments - 99.7% (Cost $788,754,426).....................  962,841,945

Net Assets - 100.0%............................................... $965,569,153
                                                                   ============

+Non-income producing security
ADR("American Depositary Receipt")
*Resale restricted to qualified institutional buyers

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES  PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2001


Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock - 96.6%

Apartments - 22.5%
   Apartment Investment & Management Co., Class A.........  187,526 $  8,601,818
   Archstone Communities Trust............................  223,402    5,593,986
   Avalonbay Communities, Inc.............................  114,071    5,284,909
   BRE Properties, Inc., Class A..........................  134,887    4,039,866
   Camden Property Trust..................................  103,438    3,558,267
   Charles E. Smith Residential Realty, Inc. .............   20,044      969,127
   Equity Residential Properties Trust....................  220,426   11,825,855
   Essex Property Trust, Inc. ............................   49,725    2,334,589
   Home Properties of New York, Inc. .....................   41,146    1,180,890
                                                                    ------------
                                                                      43,389,307
                                                                    ------------

Free Standing - 0.8%
   Franchise Finance Corp. of America.....................   61,303    1,533,188
                                                                    ------------

Healthcare - 2.6%
   Health Care Property Investors, Inc. ..................   71,498    2,439,512
   Healthcare Realty Trust, Inc. .........................   68,900    1,716,988
   Nationwide Health Properties, Inc. ....................   34,938      621,896
   Sunrise Assisted Living, Inc.+.........................   12,141      287,863
                                                                    ------------
                                                                       5,066,259
                                                                    ------------

Industrial - 7.6%
   AMB Property Corp. ....................................  184,386    4,554,334
   CenterPoint Properties Corp............................   24,258    1,164,384
   First Industrial Realty Trust, Inc.....................    7,100      221,946
   ProLogis Trust.........................................  403,749    8,640,229
                                                                    ------------
                                                                      14,580,893
                                                                    ------------

Lodging/Resorts - 3.6%
   Hospitality Properties Trust...........................   31,926      869,983
   Host Marriott Corp.....................................  343,222    4,441,293
   Innkeepers USA Trust...................................   36,400      422,240
   Starwood Hotels & Resorts Worldwide, Inc...............   32,300    1,221,909
                                                                    ------------
                                                                       6,955,425
                                                                    ------------

Manufactured Homes - 2.7%
   Chateau Communities, Inc...............................   78,700    2,379,101
   Manufactured Home Communities, Inc.....................   52,609    1,428,334
   Sun Communities, Inc...................................   41,188    1,388,036
                                                                    ------------
                                                                       5,195,471
                                                                    ------------

                                               See Notes to Financial Statements
8

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Reit Stock (continued)

Mixed: Office/Industrial - 7.5%
   Duke-Weeks Realty Corp. ................................  202,723 $ 4,735,609
   Liberty Property Trust..................................  130,877   3,792,816
   PS Business Parks, Inc. ................................   72,578   1,908,801
   Reckson Associates Realty Corp. ........................  187,220   4,062,674
                                                                     -----------
                                                                      14,499,900
                                                                     -----------

Office - 23.5%
   Arden Realty, Inc. .....................................  164,798   4,057,327
   Boston Properties, Inc. ................................  141,012   5,623,558
   CarrAmerica Realty Corp. ...............................  117,578   3,294,536
   Equity Office Properties Trust..........................  418,873  12,189,204
   Highwoods Properties, Inc. .............................   82,786   2,065,511
   Kilroy Realty Corp. ....................................  104,412   2,610,300
   Mack-Cali Realty Corp. .................................  163,454   4,491,716
   Parkway Properties, Inc. ...............................   24,745     770,807
   Prentiss Properties Trust...............................   54,301   1,379,245
   SL Green Realty Corp. ..................................   61,639   1,741,302
   Spieker Properties, Inc. ...............................  125,175   7,109,940
                                                                     -----------
                                                                      45,333,446
                                                                     -----------

Other - 6.1%
   Catellus Development Corp.+.............................   98,471   1,674,007
   Cousins Properties, Inc.................................   66,134   1,735,356
   Vornado Realty Trust....................................  222,185   8,331,938
                                                                     -----------
                                                                      11,741,301
                                                                     -----------

Regional Malls - 8.5%
   General Growth Properties, Inc..........................  115,578   4,359,602
   Glimcher Realty Trust...................................   74,100   1,227,837
   Simon Property Group, Inc...............................  323,559   8,774,920
   The Macherich Co........................................   84,284   1,970,560
                                                                     -----------
                                                                      16,332,919
                                                                     -----------

Shopping Centers - 8.4%
   Developers Diversified Realty Corp......................   65,515   1,103,927
   JDN Realty Corp.........................................    1,600      18,640
   Kimco Realty Corp.......................................  185,986   7,947,182
   Pan Pacific Retail Properties, Inc......................   85,946   2,002,542
   Regency Centers Corp....................................  119,576   2,894,935
   Weingarten Realty Investors.............................   48,273   2,117,254
                                                                     -----------
                                                                      16,084,480
                                                                     -----------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001


                                                     Shares/
                                                 Principal Amount
Security Description                              (in thousands)     Value
--------------------                             ---------------- ------------


Reit Stock (continued)

Storage - 2.8%
   Public Storage, Inc.........................      144,408      $  3,988,549
   Storage USA, Inc............................       38,769         1,345,284
                                                                  ------------
                                                                     5,333,833
                                                                  ------------
  Total Investment Securities (Cost
   $167,803,331)...............................                    186,046,422
                                                                  ------------

Repurchase Agreement - 3.5%
   Agreement with State Street Bank & Trust
    Co., bearing interest at 3.00%, dated
    5/31/01, to be repurchased 6/01/01 in the
    amount of $6,625,552 and collateralized by
    $6,615,000 of U.S. Treasury Bonds, bearing
    interest at 6.13%, due 11/15/27 and having
    an approximate aggregate value of
    $6,759,749 (cost $6,625,000)...............      $ 6,625         6,625,000
                                                                  ------------

Total Investments - 100.1% (Cost $174,428,331)...................  192,671,422
Liabilities in Excess of Other Assets - (0.1)%...................     (127,298)
                                                                  ------------

Net Assets - 100.0%.............................................. $192,544,124
                                                                  ============

+ Non-income producing security
                                               See Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 77.2%

Business Services - 3.9%
   FirstService Corp.+....................................  111,500 $  2,325,890
   Keith Cos., Inc.+......................................  151,000    2,718,000
   MAXIMUS, Inc.+.........................................  186,500    6,872,525
                                                                    ------------
                                                                      11,916,415
                                                                    ------------

Consumer Durables - 2.1%
   Beazer Homes USA, Inc.+................................   43,800    2,628,000
   Ryland Group, Inc. ....................................   80,400    3,642,120
                                                                    ------------
                                                                       6,270,120
                                                                    ------------

Consumer Merchandising - 9.7%
   Christopher & Banks Corp.+.............................  204,837    7,898,515
   Dress Barn, Inc.+......................................   41,200    1,034,944
   Genesco, Inc.+.........................................  241,800    7,338,630
   O'Charleys, Inc.+......................................  191,900    3,339,060
   P.F. Changs China Bistro, Inc.+........................  110,800    4,287,960
   Too, Inc.+.............................................  244,000    5,492,440
                                                                    ------------
                                                                      29,391,549
                                                                    ------------

Consumer Services - 4.3%
   Bright Horizons Family Solutions, Inc.+................  191,610    5,217,540
   Education Management Corp.+............................  211,600    7,023,004
   SkillSoft Corp.+.......................................   25,500      789,225
                                                                    ------------
                                                                      13,029,769
                                                                    ------------

Electronic Components - 2.9%
   Centillium Communications, Inc.+.......................  135,500    3,184,250
   Stratos Lightwave, Inc.+...............................  503,400    5,728,692
                                                                    ------------
                                                                       8,912,942
                                                                    ------------

Electronic Technology - 4.5%
   AstroPower, Inc.+......................................   89,400    4,618,404
   SpeechWorks International, Inc.+.......................  200,000    2,606,000
   Zygo Corp.+............................................  213,500    6,276,900
                                                                    ------------
                                                                      13,501,304
                                                                    ------------

Energy - 9.5%
   Osca, Inc.+............................................  325,000    8,901,750
   Spinnaker Exploration Co.+.............................  135,400    5,508,072
   Superior Energy Services, Inc.+........................  332,400    4,307,904
   Unit Corp.+............................................  241,300    5,216,906
   Universal Compression Holdings, Inc.+..................  145,800    4,723,920
                                                                    ------------
                                                                      28,658,552
                                                                    ------------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Financial Institutions - 9.9%
   Financial Federal Corp.+...............................  254,000 $  6,515,100
   Mobile Mini, Inc.+.....................................  337,500    9,605,250
   Scottish Annuity & Life Holdings Ltd. .................  255,000    3,809,700
   Triad Guaranty, Inc.+..................................  279,400    9,918,700
                                                                    ------------
                                                                      29,848,750
                                                                    ------------
Financial Services & Software -- 0.9%
   Carreker Corp.+........................................  254,000    2,585,720
                                                                    ------------
Healthcare Products -- 2.0%
   Esperion Therapeutics, Inc.+...........................  211,000    1,223,800
   First Horizon Pharmaceutical Corp.+....................  175,000    4,810,750
                                                                    ------------
                                                                       6,034,550
                                                                    ------------
Healthcare Services -- 5.1%
   Accredo Health, Inc.+..................................  148,200    4,930,614
   Amsurg Corp., Class A+.................................  291,400    6,614,780
   PolyMedica Corp.+......................................   83,700    2,670,867
   Sunrise Assisted Living, Inc.+.........................   53,000    1,256,630
                                                                    ------------
                                                                      15,472,891
                                                                    ------------
Healthcare Technology -- 6.1%
   ATS Medical, Inc.+.....................................  432,100    5,167,916
   Biosite Diagnostics, Inc.+.............................   99,300    5,057,349
   Harvard Bioscience, Inc.+..............................  521,400    4,713,456
   Rita Medical Systems, Inc.+............................  554,200    2,466,190
   Transgenomic, Inc.+....................................   85,000      873,800
                                                                    ------------
                                                                      18,278,711
                                                                    ------------
Media -- 0.9%
   SBA Communications Corp.+..............................  112,400    2,602,060
                                                                    ------------
Technology Services & Software -- 8.1%
   Caminus Corp.+.........................................  270,500    8,336,810
   FileNet Corp.+.........................................   73,900      906,014
   Prodigy Communications Corp.+..........................  190,000      691,600
   Radiant Systems, Inc.+.................................  269,300    3,759,428
   Websense, Inc.+........................................  268,100    4,611,320
   Witness Systems, Inc.+.................................  527,500    6,018,775
                                                                    ------------
                                                                      24,323,947
                                                                    ------------

                                               See Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

                                                      Shares/
                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------


Common Stock (continued)

Traditional Heavy Industry -- 4.0%
   Alliant Techsystems, Inc.+...................        38,600     $  3,680,896
   Innovative Solutions & Support, Inc.+........       175,000        2,318,750
   Stewart & Stevenson Services, Inc............       210,000        6,111,000
                                                                   ------------
                                                                     12,110,646
                                                                   ------------
Utilities -- 3.3%
   General Communication, Inc., Class A+........     1,006,200       10,041,876
                                                                   ------------
Total Investment Securities (Cost $186,260,844).                    232,979,802
                                                                   ------------
Short Term Investments-- 3.3%
   United States Treasury Bills 4.26% due
    6/21/01
    (cost $9,976,111)...........................       $10,000        9,976,111
                                                                   ------------
Repurchase Agreements - 18.8%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 3.00%, dated 5/31/01, to
    be repurchased 6/01/01 in the amount of
    $6,780,565 and collateralized by $6,445,000
    of U.S. Treasury Notes, bearing interest at
    6.63%, due 5/15/07 and having an approximate
    aggregate value of $6,916,729
    (cost $6,780,000)...........................         6,780        6,780,000
                                                                   ------------

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 3.00%, dated 5/31/01, to
    be repurchased 6/01/01 in the amount of
    $50,004,167 and collateralized by
    $47,525,000 of U.S. Treasury Notes, bearing
    interest at 6.63%, due 5/15/07 and having an
    approximate aggregate value of $51,003,497
    (cost $50,000,000)..........................        50,000       50,000,000
                                                                   ------------
Total Repurchase Agreements - (Cost $56,780,000)..................   56,780,000
                                                                   ------------

Total Investments - 99.3% (Cost $253,016,955).....................  299,735,913
Other Assets Less Liabilities--0.7% ..............................    2,060,206
                                                                   ------------


Net Assets--100.0% ............................................... $301,796,119
                                                                   ============
+ Non-income producing security

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2001

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock - 87.7%

Basic Resources (Excluding Energy) - 2.4%

   Engelhard Corp..........................................   90,000 $ 2,498,400
                                                                     -----------

Business Services - 5.6%

   Galileo International, Inc. ............................   58,100   1,614,018
   Iron Mountain, Inc.+....................................   46,000   1,891,060
   Paychex, Inc. ..........................................   36,000   1,383,480
   Reliant Resources, Inc.+................................   25,000     860,000
                                                                     -----------
                                                                       5,748,558
                                                                     -----------

Consumer Durables - 5.6%

   Centex Corp. ...........................................   16,200     603,936
   D.R. Horton, Inc. ......................................   80,107   1,651,806
   Furniture Brands International, Inc.+...................   27,500     624,800
   Mohawk Industries, Inc.+................................   33,000   1,056,990
   Wolverine World Wide, Inc. .............................  110,000   1,870,000
                                                                     -----------
                                                                       5,807,532
                                                                     -----------

Consumer Merchandising - 10.4%

   Abercrombie & Fitch Co.+................................   49,500   2,040,885
   Bed Bath & Beyond, Inc.+................................   41,900   1,238,983
   BJ's Wholesale Club, Inc.+..............................   12,500     609,375
   Dress Barn, Inc.+.......................................   15,200     381,824
   Genesco, Inc.+..........................................   80,000   2,428,000
   Sears, Roebuck & Co. ...................................   80,000   3,190,400
   Venator Group, Inc.+....................................   60,000     798,000
                                                                     -----------
                                                                      10,687,467
                                                                     -----------

Consumer Services - 0.2%

   DeVry, Inc.+............................................    6,000     200,400
                                                                     -----------

Electronic Components - 4.8%

   Centillium Communications, Inc.+........................   32,000     752,000
   Exar Corp.+.............................................   33,000     761,970
   Intel Corp. ............................................   85,000   2,295,850
   Stratos Lightwave, Inc.+................................   95,000   1,081,100
                                                                     -----------
                                                                       4,890,920
                                                                     -----------

Electronic Technology - 2.3%

   AstroPower, Inc.+.......................................   18,500     955,710
   Dell Computer Corp.+....................................   58,400   1,422,624
                                                                     -----------
                                                                       2,378,334
                                                                     -----------

                                               See Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited)--continued                     May 31, 2001


Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock (continued)

Energy - 6.9%

   Devon Energy Corp. .....................................   19,600 $ 1,140,916
   Grey Wolf, Inc.+........................................  225,000   1,460,250
   Ocean Energy, Inc. .....................................   99,900   1,898,100
   Santa Fe International Corp.+ ..........................   25,300     933,064
   Valero Energy Corp. ....................................   38,800   1,710,692
                                                                     -----------
                                                                       7,143,022
                                                                     -----------

Financial Institutions - 19.7%

   AmeriCredit Corp.+......................................   45,200   2,359,440
   Charter One Financial, Inc. ............................   90,000   2,722,500
   Household International, Inc. ..........................   50,000   3,283,000
   Instinet Group, Inc.+...................................   75,000   1,430,250
   LaBranche & Co., Inc.+..................................   25,000   1,003,000
   Metris Cos., Inc. ......................................  115,500   3,465,000
   Nationwide Financial Services, Inc., Class A............   22,000     972,840
   Old Republic International Corp. .......................   65,000   1,834,950
   Providian Financial Corp. ..............................   55,000   3,121,800
                                                                     -----------
                                                                      20,192,780
                                                                     -----------

Financial Services & Software - 3.4%

   Fiserv, Inc.+...........................................   36,100   1,989,471
   The BISYS Group, Inc.+..................................   30,000   1,533,600
                                                                     -----------
                                                                       3,523,071
                                                                     -----------

Healthcare Products - 2.7%

   Biovail Corp.+..........................................   36,500   1,428,245
   King Pharmaceuticals, Inc.+.............................   27,000   1,365,660
                                                                     -----------
                                                                       2,793,905
                                                                     -----------

Healthcare Services - 2.9%

   Community Health Systems, Inc.+.........................   53,300   1,359,683
   HealthSouth Corp.+......................................  125,000   1,587,500
                                                                     -----------
                                                                       2,947,183
                                                                     -----------

Healthcare Technology - 5.0%

   Idec Pharmaceuticals Corp.+.............................   17,400   1,071,840
   Invitrogen Corp.+.......................................   33,000   2,363,130
   Myriad Genetics, Inc.+..................................    3,900     241,995
   Praecis Pharmaceuticals, Inc.+..........................    9,100     222,950
   Waters Corp.+...........................................   24,800   1,232,064
                                                                     -----------
                                                                       5,131,979
                                                                     -----------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited)--continued                     May 31, 2001

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------


Common Stock (continued)

Technology Services & Software - 1.9%

   SunGard Data Systems, Inc.+...................       32,700      $  1,944,996
                                                                    ------------

Traditional Heavy Industry - 11.8%

   General Dynamics Corp. .......................       40,000         3,100,800
   General Electric Co. .........................       50,000         2,450,000
   Illinois Tool Works, Inc. ....................       36,500         2,498,790
   L-3 Communications Holdings Corp.+............       12,700         1,123,950
   Stewart & Stevenson Services, Inc. ...........      100,000         2,910,000
                                                                    ------------
                                                                      12,083,540
                                                                    ------------

Utilities - 2.1%

   General Communication, Inc., Class A+.........       79,500           793,410
   Kinder Morgan, Inc. ..........................       24,000         1,326,000
                                                                    ------------
                                                                       2,119,410
                                                                    ------------

  Total Investment Securities (Cost $79,829,408).                     90,091,497
                                                                    ------------

Short Term Investments - 11.6%


   United States Treasury Bills 3.65% due 8/02/01
    (cost $11,897,630)...........................      $12,000        11,929,080
                                                                    ------------

Total Investments - 99.3% (cost $91,727,038).......................  102,020,577

Other Assets Less Liabilities - 0.7%...............................      695,590
                                                                    ------------

Net Assets - 100.0%................................................ $102,716,167
                                                                    ============

+ Non-income producing security
                                               See Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2001

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock - 92.0%

Basic Resources (Excluding Energy) -- 0.9%

   Engelhard Corp..........................................   22,100   $ 613,496

Business Services - 5.1%

   Galileo International, Inc..............................   39,100   1,086,198
   Iron Mountain, Inc.+....................................   29,100   1,196,301
   Paychex, Inc............................................   23,650     908,870
                                                                     -----------
                                                                       3,191,369
                                                                     -----------

Consumer Durables - 3.9%

   Centex Corp.............................................   15,500     577,840
   D.R. Horton, Inc........................................   77,336   1,594,668
   Mohawk Industries, Inc.+................................   11,000     352,330
                                                                     -----------
                                                                       2,524,838
                                                                     -----------

Consumer Merchandising - 6.9%

   Abercrombie & Fitch Co.+................................   33,900   1,397,697
   Barnes & Noble, Inc.+...................................   21,000     675,150
   Bed Bath & Beyond, Inc.+................................   23,500     694,895
   BJ's Wholesale Club, Inc.+..............................    8,100     394,875
   Michaels Stores, Inc.+..................................   16,100     598,920
   Venator Group, Inc.+....................................   66,900     889,770
                                                                     -----------
                                                                       4,651,307
                                                                     -----------

Consumer Services - 0.2%

   DeVry, Inc.+............................................    3,900     130,260
                                                                     -----------
Electronic Components - 3.8%

   Centillium Communications, Inc.+........................   24,500     575,750
   International Rectifier Corp.+..........................   12,200     732,732
   TranSwitch Corp.+.......................................   39,800     501,480
   Vitesse Semiconductor Corp.+............................   27,700     684,467
                                                                     -----------
                                                                       2,494,429
                                                                     -----------

Electronic Technology - 1.4%

   Cabletron Systems, Inc.+................................   48,200     935,562
                                                                     -----------
Energy - 10.5%

   Devon Energy Corp.......................................   16,700     972,107
   Nabors Industries, Inc.+................................   26,900   1,367,865
   Ocean Energy, Inc.......................................  103,300   1,962,700
   Pogo Producing Co.......................................   28,000     807,800
   Santa Fe International Corp.............................   21,600     796,608
   Valero Energy Corp......................................   21,200     934,708
                                                                     -----------
                                                                       6,841,788
                                                                     -----------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock (continued)

Financial Institutions - 18.7%

   AmeriCredit Corp.+......................................   52,600 $ 2,745,720
   Charter One Financial, Inc..............................   57,845   1,749,811
   Everest Re Group Ltd....................................   10,300     699,370
   LaBranche & Co., Inc.+..................................   18,100     726,172
   Metris Cos., Inc........................................   80,250   2,407,500
   MGIC Investment Corp....................................   13,800     971,106
   Old Republic International Corp.........................   43,400   1,225,182
   Providian Financial Corp................................   29,800   1,691,448
                                                                     -----------
                                                                      12,216,309
                                                                     -----------

Financial Services & Software - 7.6%

   Concord EFS, Inc.+......................................   23,000   1,166,100
   Fiserv, Inc.+...........................................   34,600   1,906,806
   The BISYS Group, Inc.+..................................   36,800   1,881,216
                                                                     -----------
                                                                       4,954,122
                                                                     -----------

Healthcare Products - 7.3%
   Biovail Corp.+..........................................   33,300   1,303,029
   King Pharmaceuticals, Inc.+.............................   55,868   2,825,804
   Medicis Pharmaceutical Corp., Class A+..................   12,700     668,528
                                                                     -----------
                                                                       4,797,361
                                                                     -----------

Healthcare Services - 6.7%
   Community Health Systems, Inc.+.........................   48,800   1,244,888
   HealthSouth Corp.+......................................  105,400   1,338,580
   Laboratory Corp. of America Holdings+...................    8,800   1,234,288
   Triad Hospitals, Inc.+..................................   22,300     550,810
                                                                     -----------
                                                                       4,368,566
                                                                     -----------

Healthcare Technology - 5.7%
   Idec Pharmaceuticals Corp.+.............................   11,900     733,040
   Invitrogen Corp.+.......................................   28,800   2,062,368
   Waters Corp.+...........................................   19,100     948,888
                                                                     -----------
                                                                       3,744,296
                                                                     -----------

Media - 2.6%
   American Tower Corp.+...................................   30,500     754,570
   Hispanic Broadcasting Corp.+............................   37,700     933,075
                                                                     -----------
                                                                       1,687,645
                                                                     -----------


                                               See Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2001

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- -----------


Common Stock (continued)

Technology Services & Software - 7.2%
   Affiliated Computer Services, Inc., Class A+..       20,700      $ 1,495,575
   Interwoven, Inc.+.............................       11,600          210,075
   Mercury Interactive Corp.+....................        7,500          444,300
   SunGard Data Systems, Inc.+...................       43,000        2,557,640
                                                                    -----------
                                                                      4,707,590
                                                                    -----------

Traditional Heavy Industry -- 1.1%
   L-3 Communications Holdings, Inc.+............        8,400          743,400
                                                                    -----------

Utilities - 2.4%
   Kinder Morgan, Inc............................       28,000        1,547,000
                                                                    -----------

  Total Investment Securities (Cost $52,330,525).                    60,149,338
                                                                    -----------

Repurchase Agreement - 3.3%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 3.00%, dated 5/31/01, to
    be repurchased 6/01/01 in the amount of
    $2,160,180 and collateralized by $1,735,000
    of U.S. Treasury Bonds, bearing interest at
    8.13%, due 8/15/21 and having an approximate
    aggregate value of $2,204,217 (cost
    $2,160,000)..................................       $2,160        2,160,000
                                                                    -----------

Total Investments - 95.3% (Cost $54,490,525).......................  62,309,338

Other Assets Less Liabilities - 4.7%...............................   3,065,437
                                                                    -----------

Net Assets -- 100.0%............................................... $65,374,775
                                                                    ===========

+Non-income producing security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited)                     May 31, 2001

                                        Real Estate
                           Small Cap     Securities    Micro Cap     Multi Cap      Mid Cap
                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                          ------------  ------------  ------------  ------------  -----------
assets:
 Investment securities,
  at value*.............  $872,192,945  $186,046,422  $232,979,802  $ 90,091,497  $60,149,338
 Short-term
  securities*...........            --            --     9,976,111    11,929,080           --
 Repurchase agreements
  (cost equals market)..    90,649,000     6,625,000    56,780,000            --    2,160,000
 Cash...................        60,459            --           360       272,157    1,381,461
 Receivable for
  investments sold......     7,144,257     1,818,505            --       175,494    2,212,097
 Interest and dividends
  receivable............       523,680       301,135         4,732        25,250        3,836
 Receivable for shares
  of beneficial
  interest sold.........     1,911,761        18,720     8,887,132     1,117,792       89,054
 Prepaid registration...            --            --       168,983        41,570       41,570
 Deferred
  organizational
  expenses..............         6,052         6,052            --            --           --
 Receivable from
  investment adviser....         7,563        10,855        14,032        11,768       16,265
 Prepaid expenses.......        12,546         2,696         2,378           878          830
                          ------------  ------------  ------------  ------------  -----------
   Total assets.........   972,508,263   194,829,385   308,813,530   103,665,486   66,054,451
                          ------------  ------------  ------------  ------------  -----------
liabilities:
 Payable for
  investments
  purchased.............     5,063,242     1,207,161     4,240,571       813,520      527,565
 Payable for shares of
  beneficial interest
  redeemed..............       901,792       116,546     2,399,237            --       59,735
 Investment advisory
  and management fees
  payable...............       734,783       146,656       282,122        62,675       42,758
 Accrued expenses.......       219,933        80,398        82,828        49,337       49,235
 Distribution and
  service maintenance
  fees payable..........        19,360         2,592        12,653         8,587          383
 Due to investment
  adviser...............            --            --            --        15,200           --
 Due to custodian.......            --       731,908            --            --           --
                          ------------  ------------  ------------  ------------  -----------
   Total liabilities....     6,939,110     2,285,261     7,017,411       949,319      679,676
                          ------------  ------------  ------------  ------------  -----------
    Net assets..........  $965,569,153  $192,544,124  $301,796,119  $102,716,167  $65,374,775
                          ============  ============  ============  ============  ===========
net assets were composed
of:
 Shares of beneficial
  interest, $.001 par
  value.................  $     50,155  $     19,359  $     15,485  $      6,024  $     5,611
 Paid-in capital........   838,871,472   187,350,598   262,831,338    93,492,240   61,880,250
                          ------------  ------------  ------------  ------------  -----------
                           838,921,627   187,369,957   262,846,823    93,498,264   61,885,861
 Accumulated undistrib-
  uted net investment
  income (loss).........    (1,710,444)    2,308,926      (762,608)     (151,502)    (201,944)
 Accumulated undistrib-
  uted net realized
  loss on investments
  and other assets and
  liabilities...........   (45,729,549)  (17,649,058)   (7,007,054)     (924,134)  (4,127,955)
 Net unrealized appre-
  ciation of
  investments...........   174,087,519    20,514,299    46,718,958    10,293,539    7,818,813
                          ------------  ------------  ------------  ------------  -----------
    Net assets..........  $965,569,153  $192,544,124  $301,796,119  $102,716,167  $65,374,775
                          ============  ============  ============  ============  ===========
 *Identified cost
 Investment securities..  $698,105,426  $165,532,123  $186,260,844  $ 79,829,408  $52,330,525
                          ============  ============  ============  ============  ===========
 Short-term securities..  $         --  $         --  $  9,976,111  $ 11,897,630  $        --
                          ============  ============  ============  ============  ===========

                                               See Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited) -- continued        May 31, 2001

                                       Real Estate
                           Small Cap    Securities   Micro Cap    Multi Cap    Mid Cap
                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          ------------ ------------ ------------ ----------- -----------
Class Y (unlimited
shares authorized):
 Net assets.............  $905,523,925 $188,586,549 $262,012,157 $71,949,473 $64,509,845
 Shares of beneficial
 interest issued and
 outstanding............    46,996,998   18,960,347   13,442,690   4,212,985   5,536,012
 Net asset value,
 offering and redemption
 price per share........  $      19.27 $       9.95 $      19.49 $     17.08 $     11.65
                          ============ ============ ============ =========== ===========
Class A (unlimited
shares authorized):
 Net assets.............  $ 53,886,924 $  1,133,787 $ 17,259,504 $28,644,476 $   365,262
 Shares of beneficial
 interest issued and
 outstanding............     2,830,502      114,142      885,684   1,685,781      31,493
 Net asset value and
 redemption price per
 share..................  $      19.04 $       9.93 $      19.49 $     16.99 $     11.60
 Maximum sales charge
 (5.75% of offering
 price).................          1.16         0.61         1.19        1.04        0.71
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      20.20 $      10.54 $      20.68 $     18.03 $     12.31
                          ============ ============ ============ =========== ===========
Class B (unlimited
shares authorized):
 Net assets.............  $  3,243,729 $  1,121,848 $ 10,130,894 $   985,794 $   298,254
 Shares of beneficial
 interest issued and
 outstanding............       172,246      113,104      520,221      58,073      25,728
 Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      18.83 $       9.92 $      19.47 $     16.98 $     11.59
                          ============ ============ ============ =========== ===========
Class II (unlimited
shares authorized):
 Net assets.............  $  2,914,575 $  1,701,940 $ 12,393,564 $ 1,136,424 $   201,414
 Shares of beneficial
 interest issued and
 outstanding............       154,925      171,564      636,357      66,944      17,379
 Net asset value and
 redemption price per
 share (excluding any
 applicable contigent
 deferred sales charge).  $      18.81 $       9.92 $      19.48 $     16.98 $     11.59
 Maximum sales charge
 (1.00% of offering
 price).................          0.19         0.10         0.20        0.17        0.12
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      19.00 $      10.02 $      19.68 $     17.15 $     11.71
                          ============ ============ ============ =========== ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Operations -- For the six months ended May 31, 2001 (Unaudited)

                                         Real Estate
                            Small Cap    Securities    Micro Cap   Multi Cap     Mid Cap
                            Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                           ------------  -----------  -----------  ----------  -----------
INVESTMENT INCOME:
Income:
 Interest................  $  1,797,382  $   167,388  $   663,771  $  125,540  $   102,146
 Dividends ..............     1,246,840    6,445,891       32,433     183,030       90,953
                           ------------  -----------  -----------  ----------  -----------
  Total investment
  income.................     3,044,222    6,613,279      696,204     308,570      193,099
                           ------------  -----------  -----------  ----------  -----------
Expenses:
 Investment advisory and
 management fees.........     3,993,357      892,171    1,214,594     312,671      260,459
 Administration fees.....       257,263       69,237       70,143      28,151       23,449
 Distribution and service
 maintenance fees-Class
 A.......................        21,439        1,691        2,728       7,879          239
 Distribution and service
 maintenance fees-Class
 B.......................        10,755        4,576        4,148         390          159
 Distribution and service
 maintenance fees-Class
 II......................         8,287        6,705        5,776         477          147
 Transfer agent fees and
 expenses-Class Y........        16,618       12,367       15,261      11,889       11,082
 Transfer agent fees and
 expenses-Class A........         5,210        2,010          186         910          925
 Transfer agent fees and
 expenses-Class B........         3,060        1,820          186         186          186
 Transfer agent fees and
 expenses-Class II.......         2,715        1,820          186         186          186
 Registration fees-Class
 Y.......................       107,000       10,235       26,380      10,590       25,865
 Registration fees-Class
 A.......................         4,835        5,330        3,775       2,705        2,750
 Registration fees-Class
 B.......................         4,835        5,330        3,775       3,775        3,465
 Registration fees-Class
 II......................         4,835        5,330        3,775       3,775        3,465
 Custodian fees and
 expenses................       149,652       44,000       46,681      35,352       35,557
 Audit and tax fees......        12,025       11,966       11,965      11,965       11,745
 Trustees' fees and
 expenses................        13,925       13,410       13,045      12,860       12,845
 Printing expense........        35,415        9,365       15,891       6,294        6,384
 Legal fees and expenses.       122,357       37,422       35,475      22,657       21,842
 Insurance expense.......         5,519        1,108          998         351          316
 Amortization of
 organizational expenses.         6,370        6,370        5,482       3,655        3,655
 Miscellaneous expenses..         2,515          654          670         377          375
                           ------------  -----------  -----------  ----------  -----------
  Total expenses.........     4,787,987    1,142,917    1,481,120     477,095      425,096
  Less: Expenses
  waived/reimbursed......       (29,729)     (29,575)     (14,032)    (15,781)     (28,881)
  Less: Custody credits
  earned on cash
  balances...............        (3,592)      (1,970)      (8,276)     (1,242)      (1,172)
                           ------------  -----------  -----------  ----------  -----------
  Net expenses...........     4,754,666    1,111,372    1,458,812     460,072      395,043
                           ------------  -----------  -----------  ----------  -----------
Net investment income
(loss)...................    (1,710,444)   5,501,907     (762,608)   (151,502)    (201,944)
                           ------------  -----------  -----------  ----------  -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
on investments...........   (44,561,291)   6,673,586   (6,796,098)   (505,472)  (3,739,159)
Net change in unrealized
appreciation/depreciation
on investments...........    73,879,119    5,405,132   29,854,329   3,911,711    6,206,172
                           ------------  -----------  -----------  ----------  -----------
Net realized and
unrealized gain on
investments and other
assets and liabilities...    29,317,828   12,078,718   23,058,231   3,406,239    2,467,013
                           ------------  -----------  -----------  ----------  -----------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS:                $ 27,607,384  $17,580,625  $22,295,623  $3,254,737  $ 2,265,069
                           ============  ===========  ===========  ==========  ===========

                                               See Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets

                                                               Real Estate
                               Small Cap Portfolio        Securities Portfolio         Micro Cap Portfolio
                            --------------------------  --------------------------  --------------------------
                            For the six     For the     For the six     For the     For the six     For the
                            months ended   year ended   months ended   year ended   months ended   year ended
                            May 31, 2001  November 30,  May 31, 2001  November 30,  May 31, 2001  November 30,
                            (unaudited)       2000      (unaudited)       2000      (unaudited)       2000
                            ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income
  (loss)..................  $ (1,710,444) $ (3,523,391) $  5,501,907  $  8,875,233  $   (762,608) $ (1,395,893)
 Net realized gain (loss)
  on investments..........   (44,561,291)  104,961,014     6,673,586    (5,464,828)   (6,796,098)   52,463,819
 Net change in unrealized
  appreciation/depreciation
  on investments..........    73,879,119   (32,421,920)    5,405,132    28,258,626    29,854,329    (9,473,846)
                            ------------  ------------  ------------  ------------  ------------  ------------
 Net increase in net
  assets resulting from
  operations..............    27,607,384    69,015,703    17,580,625    31,669,031    22,295,623    41,594,080
                            ------------  ------------  ------------  ------------  ------------  ------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........            --            --    (5,079,315)   (7,587,149)           --            --
 From net investment
  income (Class A)........            --            --       (22,242)      (27,943)           --            --
 From net investment
  income (Class B)........            --            --       (16,634)      (16,005)           --            --
 From net investment
  income (Class II).......            --            --       (22,888)      (11,688)           --            --
 From net realized gains
  on investments (Class
  Y)......................   (28,099,330)  (79,100,691)           --            --   (18,015,000)  (41,540,661)
 From net realized gains
  on investments (Class
  A)......................      (169,532)     (252,675)           --            --            --            --
 From net realized gains
  on investments (Class
  B)......................       (62,212)     (156,887)           --            --            --            --
 From net realized gains
  on investments (Class
  II).....................       (48,926)     (118,773)           --            --            --            --
                            ------------  ------------  ------------  ------------  ------------  ------------
Total dividends and
 distributions to
 shareholders.............   (28,380,000)  (79,629,026)   (5,141,079)   (7,642,785)  (18,015,000)  (41,540,661)
                            ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in
 net assets resulting from
 capital share
 transactions (Note 5)....    70,231,312   277,393,007   (16,010,076)   42,643,799   116,350,319    59,197,525
                            ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease)
 in net assets............    69,458,696   266,779,684    (3,570,530)   66,670,045   120,630,942    59,250,944
NET ASSETS:
Beginning of period.......   896,110,457   629,330,773   196,114,654   129,444,609   181,165,177   121,914,233
                            ------------  ------------  ------------  ------------  ------------  ------------
End of period [including
 undistributed net
 investment income (loss)
 for May 31, 2001 and
 November 30, 2000 of
 ($1,710,444), $0;
 $2,308,926, $1,948,098;
 ($762,608) and $0,
 respectively]............  $965,569,153  $896,110,457  $192,544,124  $196,114,654  $301,796,119  $181,165,177
                            ============  ============  ============  ============  ============  ============

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets -- continued

                               Multi Cap Portfolio           Mid Cap Portfolio
                            --------------------------  ----------------------------
                                                                      For the period
                            For the six     For the     For the six    December 31,
                            months ended   year ended   months ended  1999* through
                            May 31, 2001  November 30,  May 31, 2001   November 30,
                            (unaudited)      2000       (unaudited)        2000
                            ------------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
Net investment loss.......  $   (151,502) $  (405,918)  $  (201,944)   $  (321,191)
Net realized gain (loss)
 on investments...........      (505,472)  10,451,223    (3,739,159)     4,020,864
Net change in unrealized
 appreciation/depreciation
 on investments...........     3,911,711    2,528,898     6,206,172      1,612,641
                            ------------  -----------   -----------    -----------
Net increase in net assets
 resulting from
 operations...............     3,254,737   12,574,203     2,265,069      5,312,314
                            ------------  -----------   -----------    -----------
Dividends and
 distributions to
 shareholders:
From net investment income
 (Class Y)................            --           --            --             --
From net investment income
 (Class A)................            --           --            --             --
From net investment income
 (Class B)................            --           --            --             --
From net investment income
 (Class II)...............            --           --            --             --
From net realized gains on
 investments (Class Y)....    (2,341,835) (10,363,676)   (1,557,637)    (2,524,157)
From net realized gains on
 investments (Class A)....        (3,165)     (12,829)       (2,363)        (4,312)
From net realized gains on
 investments (Class B)....            --           --            --             --
From net realized gains on
 investments (Class II)...            --           --            --             --
                            ------------  -----------   -----------    -----------
Total dividends and
 distributions to
 shareholders.............    (2,345,000) (10,376,505)   (1,560,000)    (2,528,469)
                            ------------  -----------   -----------    -----------
Net increase (decrease) in
 net assets resulting from
 capital share
 transactions (Note 5)....    18,762,205   44,902,367      (493,038)    62,378,899
                            ------------  -----------   -----------    -----------
Total increase in net
 assets...................    19,671,942   47,100,065       212,031     65,162,744
NET ASSETS:
Beginning of period.......    83,044,225   35,944,160    65,162,744             --
                            ------------  -----------   -----------    -----------
End of period [including
 undistributed net
 investment income (loss)
 for May 31, 2001 and
 November 30, 2000 of
 ($151,502), $0;
 ($201,944) and
 $0, respectively]........  $102,716,167  $83,044,225   $65,374,775    $65,162,744
                            ============  ===========   ===========    ===========

------
* Commencement of operations
                                               See Notes to Financial Statements
24

BRAZOS MUTUAL FUNDS
Financial Highlights

                                                              SMALL CAP PORTFOLIO
                                                              -------------------
                                      Net gain
                                     on invest-
                                       ments
                    Net                (both      Total    Dividends Distri-            Net               Net
                   Asset      Net     realized     from    from net  butions           Asset             Assets   Ratio of
                  Value,    invest-     and      invest-    invest-   from     Total   Value,            end of  expenses to
     Period      beginning   ment     unreal-      ment      ment    capital  distri-  end of   Total    period    average
     Ended       of period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)  net assets
---------------- --------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- -----------
                                                                    Class Y
                                                                    -------
12/31/96-
11/30/97(3).....  $10.00    $(0.03)    $4.69      $4.66      $ --    $(1.17)  $(1.17)  $13.49   47.08%   $80,898 1.35%(4)(5)
11/30/98........   13.49     (0.11)     0.79       0.68        --     (0.10)   (0.10)   14.07    5.06    313,207 1.21
11/30/99........   14.07     (0.13)     4.60       4.47        --        --       --    18.54   31.77    627,978 1.08
11/30/00........   18.54     (0.09)     2.75       2.66        --     (1.94)   (1.94)   19.26   13.36    890,033 1.03
5/31/01(6)......   19.26     (0.03)     0.66       0.63        --     (0.62)   (0.62)   19.27    2.85    905,524 1.06 (4)
                                                                    Class A
                                                                    -------
9/08/99-
11/30/99(3).....  $16.90    $(0.05)    $1.65      $1.60      $ --    $   --   $   --   $18.50    9.47%      $394 1.65%(4)(5)
11/30/00........   18.50     (0.23)     2.76       2.53        --     (1.94)   (1.94)   19.09   12.68      2,706 1.65 (5)
5/31/01(6)......   19.09     (0.09)     0.66       0.57        --     (0.62)   (0.62)   19.04    2.61     53,887 1.54 (4)(5)
                                                                    Class B
                                                                    -------
9/08/99-
11/30/99(3).....  $16.90    $(0.09)    $1.68      $1.59      $ --    $   --   $   --   $18.49    9.41%      $562 2.30%(4)(5)
11/30/00........   18.49     (0.37)     2.76       2.39        --     (1.94)   (1.94)   18.94   11.92      1,917 2.30 (5)
5/31/01(6)......   18.94     (0.14)     0.65       0.51        --     (0.62)   (0.62)   18.83    2.25      3,244 2.30 (4)(5)
                                                                   Class II
                                                                   --------
9/08/99-
11/30/99(3).....  $16.90    $(0.08)    $1.68      $1.60      $ --    $   --   $   --   $18.50    9.47%      $397 2.30%(4)(5)
11/30/00........   18.50     (0.36)     2.74       2.38        --     (1.94)   (1.94)   18.94   11.86      1,454 2.30 (5)
5/31/01(6)......   18.94     (0.14)     0.63       0.49        --     (0.62)   (0.62)   18.81    2.20      2,915 2.30 (4)(5)
             SMALL CAP PORTFOLIO
             -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average        Portfolio
     Ended       net assets      turnover
---------------- --------------- ---------
              Class Y
              -------
12/31/96-
11/30/97(3).....   (0.68)%(4)(5)    148%
11/30/98........   (0.71)           104
11/30/99........   (0.78)           105
11/30/00........   (0.40)           132
5/31/01(6)......   (0.37) (4)        27
              Class A
              -------
9/08/99-
11/30/99(3).....   (1.46)%(4)(5)    105%
11/30/00........   (1.01) (5)       132
5/31/01(6)......   (0.90) (4)(5)     27
              Class B
              -------
9/08/99-
11/30/99(3).....   (2.12)%(4)(5)    105%
11/30/00........   (1.66) (5)       132
5/31/01(6)......   (1.62) (4)(5)     27
              Class II
              --------
9/08/99-
11/30/99(3).....   (2.11)%(4)(5)    105%
11/30/00........   (1.67) (5)       132
5/31/01(6)......   (1.62) (4)(5)     27

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                           11/30/97 11/30/98 11/30/99 11/30/00 5/31/01
                                           -------- -------- -------- -------- -------
   Small Cap Portfolio Class Y............   0.45%     --%       --%      --%     --%
   Small Cap Portfolio Class A............     --      --      0.14     1.15    0.12
   Small Cap Portfolio Class B............     --      --      0.14     1.83    1.08
   Small Cap Portfolio Class II...........     --      --      0.14     2.59    1.30

(6) Unaudited

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                        REAL ESTATE SECURITIES PORTFOLIO

                                      Net gain
                                       (loss)
                                     on invest-
                     Net               ments
                    Asset               (both     Total    Dividends Distri-            Net                Net
                   Value,     Net     realized     from    from net  butions           Asset              Assets    Ratio of
                   begin-   invest-     and      invest-    invest-   from     Total   Value,             end of  expenses to
      Period       ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total     period    average
       Ended       period  income(1)   ized)    operations  income    gains   butions  period Return(2)  (000's)   net assets
 ----------------  ------- --------- ---------- ---------- --------- -------  -------  ------ ---------  -------- ------------
                                                                     Class Y
                                                                     -------
 12/31/96-
 11/30/97(3).....  $10.00    $0.35     $ 2.05     $ 2.40    $(0.23)  $(0.93)  $(1.16)  $11.24   24.39 %   $53,308 1.25%(4)(5)
 11/30/98........   11.24     0.44      (1.90)     (1.46)    (0.43)   (0.14)   (0.57)    9.21  (13.64)     84,789 1.25  (5)
 11/30/99........    9.21     0.47      (1.17)     (0.70)    (0.44)      --    (0.44)    8.07   (7.86)    128,997 1.19
 11/30/00........    8.07     0.45       1.19       1.64     (0.39)      --    (0.39)    9.32   20.64     193,824 1.10
 5/31/01(6)......    9.32     0.27       0.61       0.88     (0.25)      --    (0.25)    9.95    9.45     188,587 1.10  (4)
                                                                     Class A
                                                                     -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.12     $(0.74)    $(0.62)   $(0.12)  $   --   $(0.12)   $8.06   (7.06)%      $143 1.65%(4)(5)
 11/30/00........    8.06     0.41       1.17       1.58     (0.33)      --    (0.33)    9.31   19.81         537 1.65  (5)
 5/31/01(6)......    9.31     0.24       0.60       0.84     (0.22)      --    (0.22)    9.93    9.11       1,134 1.65  (4)(5)
                                                                     Class B
                                                                     -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.10     $(0.73)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%      $162 2.30%(4)(5)
 11/30/00........    8.05     0.35       1.17       1.52     (0.28)      --    (0.28)    9.29   19.14         738 2.30  (5)
 5/31/01(6)......    9.29     0.20       0.62       0.82     (0.19)      --    (0.19)    9.92    8.84       1,122 2.30  (4)(5)
                                                                     Class II
                                                                     --------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.11     $(0.74)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%      $143 2.30%(4)(5)
 11/30/00........    8.05     0.34       1.18       1.52     (0.28)      --    (0.28)    9.29   19.14       1,016 2.30  (5)
 5/31/01(6)......    9.29     0.20       0.62       0.82     (0.19)      --    (0.19)    9.92    8.84       1,702 2.30  (4)(5)
                      Ratio
                      of net
                   investment
                    income to
      Period         average   Portfolio
       Ended       net assets  turnover
------------------ ----------- ---------
              Class Y
              -------
 12/31/96-
 11/30/97(3).....  4.61%(4)(5)    185%
 11/30/98........  4.19  (5)      157
 11/30/99........  5.23           100
 11/30/00........  4.99            66
 5/31/01(6)......  5.57  (4)       26

              Class A
              -------
 9/08/99-
 11/30/99(3).....  6.13%(4)(5)    100%
 11/30/00........  4.29 (5)        66
 5/31/01(6)......  4.81 (4)(5)     26
              Class B
              -------
 9/08/99-
 11/30/99(3).....  5.48%(4)(5)    100%
 11/30/00........  3.90 (5)        66
 5/31/01(6)......  4.24 (4)(5)     26
              Class II
              --------
 9/08/99-
 11/30/99(3).....  5.61%(4)(5)    100%
 11/30/00........  3.76 (5)        66
 5/31/01(6)......  4.21 (4)(5)     26

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                            11/30/97 11/30/98 11/30/99 11/30/00 5/31/01
                            -------- -------- -------- -------- -------
   Real Estate Securities
    Portfolio Class Y......   0.58%    0.06%      --%      --%     --%
   Real Estate Securities
    Portfolio Class A......     --       --     0.18     3.42    2.07
   Real Estate Securities
    Portfolio Class B......     --       --     0.18     4.85    2.17
   Real Estate Securities
    Portfolio Class II.....     --       --     0.18     6.49    1.44

(6) Unaudited
                                               See Notes to Financial Statements
26

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                           MICRO CAP PORTFOLIO
                                                           -------------------
                                   Net gain
                                   on invest-
                   Net               ments                                                                     Ratio of
                  Asset              (both      Total    Dividends Distri-            Net               Net    expenses
                 Value,     Net     realized     from    from net  butions           Asset             Assets     to
                 begin-   invest-     and      invest-    invest-   from     Total   Value,            end of  average
     Period      ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total    period    net
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)   assets
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- --------
                                                                 Class Y
                                                                 -------
12/31/97-
11/30/98(3)..... $10.00   $(0.05)    $ 2.08     $ 2.03      $--    $   --   $   --   $12.03   20.30%  $ 47,774 1.60%(4)(5)
11/30/99........  12.03    (0.14)      7.91       7.77       --     (1.47)   (1.47)   18.33   65.67    121,914 1.54
11/30/00........  18.33    (0.18)      6.83       6.65       --     (5.51)   (5.51)   19.47   34.65    181,165 1.46
5/31/01(6)......  19.47    (0.07)      2.09       2.02       --     (2.00)   (2.00)   19.49   10.78    262,012 1.43(4)
                                                                 Class A
                                                                 -------
5/01/01-
5/31/01(3)(6)... $19.51   $(0.02)    $   --     $(0.02)     $--    $   --   $   --   $19.49   (0.10)% $ 17,260 1.90%(4)(5)
                                                                 Class B
                                                                 -------
5/01/01-
5/31/01(3)(6)... $19.51   $(0.03)    $(0.01)    $(0.04)     $--    $   --   $   --   $19.47   (0.21)% $ 10,131 2.55%(4)(5)
                                                                 Class II
                                                                 --------
5/01/01-
5/31/01(3)(6)... $19.51   $(0.03)    $   --     $(0.03)     $--    $   --   $   --   $19.48   (0.15)% $ 12,394 2.55%(4)(5)
             MICRO CAP PORTFOLIO
             -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average         Portfolio
     Ended       net assets       turnover
---------------- ---------------- ---------
             Class Y
             -------
12/31/97-
11/30/98(3).....   (0.46)%(4)(5)     121%
11/30/99........   (0.95)            150
11/30/00........   (0.77)            159
5/31/01(6)......   (0.74)(4)          41
             Class A
             -------
5/01/01-
5/31/01(3)(6)...   (1.32)%(4)(5)      41%
             Class B
             -------
5/01/01-
5/31/01(3)(6)...   (1.97)%(4)(5)      41%
             Class II
             --------
5/01/01-
5/31/01(3)(6)...   (1.98)%(4)(5)      41%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                                       11/30/98 5/31/01
                                                       -------- -------
   Micro Cap Portfolio Class Y........................   0.30%     --%
   Micro Cap Portfolio Class A........................     --    0.55
   Micro Cap Portfolio Class B........................     --    1.21
   Micro Cap Portfolio Class II.......................     --    0.81

(6) Unaudited

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                            MULTI CAP PORTFOLIO
                                                            -------------------
                                    Net gain
                                   on invest-
                   Net               ments
                  Asset              (both               Dividends Distri-            Net               Net
                 Value,     Net     realized    Total    from net  butions           Asset            Assets   Ratio of
                 begin-   invest-     and        from     invest-   from     Total   Value,           end of   expenses
     Period      ning of   ment     unreal-   investment   ment    capital  distri-  end of   Total   period  to average
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- ------- ----------
                                                                  Class Y
                                                                  -------
12/31/98-
11/30/99(3)..... $10.00   $(0.05)    $6.96      $6.91       $--    $(2.13)  $(2.13)  $14.78   72.39%  $35,944 1.35%(4)(5)
11/30/2000......  14.78    (0.13)     5.53       5.40        --     (3.22)   (3.22)   16.96   37.02    82,936 1.27
5/31/2001(6)....  16.96    (0.03)     0.64       0.61        --     (0.49)   (0.49)   17.08    3.28    71,949 1.12(4)
                                                                  Class A
                                                                  -------
3/31/00-
11/30/00(3)..... $18.92   $(0.15)    $0.43      $0.28       $--    $(2.30)  $(2.30)  $16.90    0.69%  $   108 1.70%(4)(5)
5/31/2001(6)....  16.90    (0.05)     0.63       0.58        --     (0.49)   (0.49)   16.99    3.11    28,644 1.47(4)(5)
                                                                  Class B
                                                                  -------
5/01/01-
5/31/01(3)(6)... $16.82   $(0.02)    $0.18      $0.16       $--    $   --   $   --   $16.98    0.95%  $   986 2.20%(4)(5)
                                                                 Class II
                                                                 --------
5/01/01-
5/31/01(3)(6)... $16.82   $(0.02)    $0.18      $0.16       $--    $   --   $   --   $16.98    0.95%  $ 1,136 2.20%(4)(5)

           MULTI CAP PORTFOLIO
           -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average        Portfolio
     Ended       net assets      turnover
---------------- --------------- ---------
           Class Y
           -------
12/31/98-
11/30/99(3).....  (0.42)%(4)(5)     154%
11/30/2000......  (0.71)            187
5/31/2001(6)....  (0.37)(4)          68
           Class A
           -------
3/31/00-
11/30/00(3).....  (1.09)%(4)(5)     187%
5/31/2001(6)....  (0.50)(4)(5)       68
           Class B
           -------
5/01/01-
5/31/01(3)(6)...  (1.30)%(4)(5)      68%
           Class II
           --------
5/01/01-
5/31/01(3)(6)...  (1.37)%(4)(5)      68%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                           11/30/99 11/30/00 5/31/01
                                           -------- -------- -------
   Multi Cap Portfolio Class Y...........    0.30%      --%      --%
   Multi Cap Portfolio Class A...........      --    24.85     0.16
   Multi Cap Portfolio Class B...........      --       --    14.80
   Multi Cap Portfolio Class II..........      --       --    12.04

(6) Unaudited
                                               See Notes to Financial Statements
28

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                              MID CAP PORTFOLIO
                                                              -----------------
                                   Net gain
                                    (loss)
                  Net             on invest-
                 Asset              ments
                 Value,             (both      Total    Dividends Distri-            Net               Net
                 begin-    Net     realized     from    from net  butions           Asset            Assets   Ratio of
                  ning   invest-     and      invest-    invest-   from     Total   Value,           end of  expenses to
     Period        of     ment     unreal-      ment      ment    capital  distri-  end of   Total   period    average
     Ended       period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets
---------------- ------ --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -----------
                                                                   Class Y
                                                                   -------
12/31/99-
11/30/00(3)..... $10.00  $ (0.08)   $2.02      $ 1.94     $ --    $(0.48)  $(0.48)  $11.46  18.93%   $65,055 1.32%(4)(5)
5/31/01(6)......  11.46    (0.03)    0.47        0.44       --     (0.25)   (0.25)   11.65   3.67     64,510 1.18(4)(5)
                                                                   Class A
                                                                   -------
3/31/00-
11/30/00(3)..... $12.00  $ (0.11)   $0.02      $(0.09)    $ --    $(0.48)  $(0.48)  $11.43  (1.15)%  $   108 1.70%(4)(5)
5/31/01(6)......  11.43    (0.07)    0.49        0.42       --     (0.25)   (0.25)   11.60   3.50        365 1.57(4)(5)
                                                                   Class B
                                                                   -------
5/1/01-
5/31/01(3)(6)... $11.43  $(0.02)    $0.18      $ 0.16     $ --    $   --   $   --   $11.59   1.40%   $   298 2.20%(4)(5)
                                                                  Class II
                                                                  --------
5/1/01-
5/31/01(3)(6)... $11.43  $(0.03)    $0.19      $ 0.16     $ --    $   --   $   --   $11.59   1.40%   $   201 2.20%(4)(5)
             MID CAP PORTFOLIO
             -----------------
                 Ratio of net
                  investment
                  (loss) to
     Period        average     Portfolio
     Ended        net assets   turnover
---------------- ------------- ---------
             Class Y
             -------
12/31/99-
11/30/00(3)..... (0.65)%(4)(5)    137%
5/31/01(6)...... (0.60)(4)(5)       9
             Class A
             -------
3/31/00-
11/30/00(3)..... (1.15)%(4)(5)    137%
5/31/01(6)...... (1.05)(4)(5)       9
             Class B
             -------
5/1/01-
5/31/01(3)(6)... (1.78)%(4)(5)      9%
             Class II
             --------
5/1/01-
5/31/01(3)(6)... (1.67)%(4)(5)      9%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                 11/30/00 5/31/01
                                 -------- -------
   Mid Cap Portfolio Class Y....   0.03%    0.03%
   Mid Cap Portfolio Class A....  26.05     9.45
   Mid Cap Portfolio Class B....     --    34.78
   Mid Cap Portfolio Class II...     --    37.69

(6) Unaudited

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited)                           May 31, 2001

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into five Portfolios, the BRAZOS Small Cap Portfo-lio, formerly BRAZOS Small Cap Growth Portfolio, ("Small Cap Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Estate Securities Portfolio"), the BRAZOS Micro Cap Portfolio, formerly BRAZOS Micro Cap Growth Portfolio, ("Micro Cap Portfolio"), the BRAZOS Multi Cap Portfolio, formerly BRAZOS Multi Cap Growth Portfolio ("Multi Cap Portfolio") and the BRAZOS Mid Cap Portfolio, formerly BRAZOS Mid Cap Growth Portfolio, ("Mid Cap Portfolio") (each, a "Port-folio" and collectively, the "Portfolios"). The investment objective for each Portfolio is as follows:

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitaliza-tion companies.

Real Estate Securities Portfolio seeks to provide a balance of income and ap-preciation, consistent with reasonable risk to principal, by investing primar-ily in equity securities of companies which are principally engaged in the real estate industry.

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitaliza-tion companies.

Multi Cap Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

Each Portfolio currently offers four classes of shares. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares--   Offered at net asset value per share without an initial
                   sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued             May 31, 2001

             convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class II shares--  Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge.

Class Y shares--  Offered at net asset value per share exclusively for institutional investors.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distri-bution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, except that Class B and Class II shares are subject to higher distribution fee rates.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, there-fore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distri-butions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be af-fected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted se-curities and listed securities, including REITs, which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


Repurchase Agreements. The Portfolios invest in one or more repurchase agree-ments collateralized by U.S. Treasury or federal agency obligations. The Port-folios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to re-purchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Investment Income and Expenses. Net investment income, other than class spe-cific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of out-standing shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the cur-rent capital share activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income, except for the Real Estate Securities Portfolio, which will pay quarterly. Capital gain dis-tributions, if any, will be paid at least annually. The character of distribu-tions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differ-ences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset ac-counts are made for such differences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001

are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Compa-nies, distributions representing a return of capital for tax purposes are charged to paid in capital.

For the period ended November 30, 2000, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                    Accumulated   Accumulated
                                   Undistributed Undistributed
                                   Net Realized  Net Investment  Paid In
                                     Gain/Loss     Gain/Loss     Capital
                                   ------------- -------------- ---------
   Small Cap Portfolio............  $(3,520,202)   $3,523,391   $  (3,189)
   Real Estate Securities
    Portfolio.....................    1,118,701      (135,391)   (983,310)
   Micro Cap Portfolio............   (1,395,893)    1,395,893         --
   Multi Cap Portfolio............     (405,918)      405,918         --
   Mid Cap Portfolio..............     (321,191)      321,191         --

Deferred Organization Costs. Organizational costs on the Small Cap Portfolio and the Real Estate Securities Portfolio have been capitalized and are being amortized over sixty months from the commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unam-ortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting princi-ples requires management to make estimates and assumptions that affect the re-ported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the six months ended May 31, 2001 were as follows:

                                                   Purchases      Sales
                                                  ------------ ------------
   Small Cap Portfolio........................... $276,933,638 $226,190,973
   Real Estate Securities Portfolio..............   54,747,467   49,200,817
   Micro Cap Portfolio...........................  123,107,866   71,838,967
   Multi Cap Portfolio...........................   74,082,704   51,362,579
   Mid Cap Portfolio.............................    5,825,540    8,369,951

4. Advisory Fees and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group. Under Investment Ad-visory Agreements with the Fund, the Adviser manages the investment and rein-vestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreements, the Portfolios' pay the Adviser a monthly fee at the annual rate of 0.90%, 0.90%, 1.20%, 0.75% and 0.75% of the average daily net assets of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio, respectively. Effective January 1, 2001 the advisory fee for the Multi Cap Portfolio and Mid Cap Port-folio changed from 0.90% of the average daily net assets to 0.75% of the aver-age daily net assets. The Adviser has voluntarily agreed to keep operating expenses for the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio Class Y shares (ex-cluding extraordinary expenses) from exceeding an annual rate of 1.35%, 1.25%, 1.60%, 1.20% and 1.20%, respectively, of each Portfolio's average daily net as-sets.

For the six months ended May 31, 2001 the Adviser reimbursed expenses in the amount of $549 and $11,383 on the Multi Cap Portfolio and Mid Cap Portfolio, respectively.

Effective August 1, 1999 the Fund, on behalf of each Portfolio, has entered into an Administration Agreement with SunAmerica Asset Management Corp. ("SAAMCo") an indirect wholly owned subsidiary of American International Group. SAAMCo receives an annual fee based upon average daily net assets of each Port-folio as follows:

  .07% on the first $200 million
  .06% on the next $500 million
  .04% on the balance
  Minimum annual fee: $35,000/first portfolio; $25,000/portfolio for the next three portfolios; $20,000/portfolio for any additional portfolios.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


For the period ended May 31, 2001, SAAMCo received fees from each Portfolio and reimbursed expenses on Classes A, B and II as follows:

                                                          Expenses Reimbursed by
                                       Administration fee     Administrator
                                       ------------------ ----------------------
                                                          Class           Class
                                                            A    Class B   II
                                                          ------ ------- -------
Small Cap Portfolio...................      $257,263      $7,313 $11,644 $10,772
Real Estate Securities Portfolio......        69,237       9,983   9,910   9,682
Micro Cap Portfolio...................        70,143       4,317   5,019   4,696
Multi Cap Portfolio...................        28,151       3,712   5,769   5,751
Mid Cap Portfolio.....................        23,449       6,454   5,521   5,523

Effective September 8, 1999 the Fund, on behalf of each Portfolio, has a Dis-tribution Agreement with SunAmerica Capital Services, Inc. ("Distributor" or "SACS"), an affiliate of the Administrator. Each Portfolio has adopted a Dis-tribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 un-der the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class A, Class B and Class II have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan and Class II Plan, the Distributor re-ceives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commis-sions and other expenses such as those incurred for sales literature, prospec-tus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended May 31, 2001, SACS received fees (see Statement of Opera-tions) based upon the aforementioned rates.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Port-folio's Class B and Class II shares. SACS has advised the Fund that for the pe-riod ended May 31, 2001 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                          Class A                    Class B
                           -------------------------------------- -------------
                                                                   Contingent
                            Sales     Affiliated   Non-affiliated   Deferred
                           Charges  Broker-dealers Broker-dealers Sales Charges
                           -------- -------------- -------------- -------------
Small Cap Portfolio....... $ 29,276    $ 5,124        $ 19,608        $645
Real Estate Securities
 Portfolio................    6,143      3,287           1,543         467
Micro Cap Portfolio.......  403,845     89,446         257,628         530
Multi Cap Portfolio.......    9,924      2,453           7,471         --
Mid Cap Portfolio.........    2,684        704           1,980         --
                                          Class II                  Class II
                           -------------------------------------- -------------
                                                                   Contingent
                            Sales     Affiliated   Non-affiliated   Deferred
                           Charges  Broker-dealers Broker-dealers Sales Charges
                           -------- -------------- -------------- -------------
Small Cap Portfolio....... $ 10,861    $ 4,529        $  6,332        $ 54
Real Estate Securities
 Portfolio................    5,736      2,772           2,964         915
Micro Cap Portfolio.......   84,310     26,843          57,467         --
Multi Cap Portfolio.......    4,809      1,013           3,796         --
Mid Cap Portfolio.........    1,063        284             779         --

Effective August 15, 1999 the Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Administrator. Un-der the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which is approved annually by the Trustees, permits the Portfolios to compen-sate SAFS for services rendered based upon the following rates:

Class A, Class B, Class II--0.22% of average daily net assets
Class Y--transaction fee based, minimum annual fee of $25,000 for the first fund, $10,000 for each additional fund. Any transaction fees earned are remitted to State Street Bank & Trust Co.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


For the period ended May 31, 2001, the Portfolios incurred the following ex-penses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                              Payable at
                                      Expense               May 31, 2001
                              ------------------------ ------------------------
                              Class A Class B Class II Class A Class B Class II
                              ------- ------- -------- ------- ------- --------
Small Cap Portfolio.......... $13,476 $2,366   $1,823  $9,473   $525    $  418
Real Estate Securities
 Portfolio...................   1,063  1,007    1,475     209    197       300
Micro Cap Portfolio..........   1,715    913    1,271   1,715    913     1,271
Multi Cap Portfolio..........   4,953     86      105   4,853     86       105
Mid Cap Portfolio............     150     35       32      49     35        32

Pembrook Securities ("Pembrook"), a brokerage firm affiliated with the Portfo-lios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid to Pembrook by the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio for the six months ended May 31, 2001 totaled $75,475, $3,789, $29,385, $52,840 and $42,260, respectively.

5. Fund Shares. At May 31, 2001, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of each Portfolio:

                                                           Small Cap Portfolio
                        -------------------------------------------------------------------------------------------------
                                             Class Y                                          Class A
                        ----------------------------------------------------  -------------------------------------------
                                For the                                              For the
                            six months ended               For the              six months ended           For the
                              May 31, 2001                year ended              May 31, 2001            year ended
                              (unaudited)             November 30, 2000            (unaudited)        November 30, 2000
                        -------------------------  -------------------------  ----------------------  -------------------
                          Shares       Amount        Shares       Amount       Shares      Amount     Shares     Amount
                        ----------  -------------  ----------  -------------  ---------  -----------  -------  ----------
Shares sold............  5,854,512  $ 109,178,453  18,215,407  $ 404,532,562  2,834,452  $53,595,102  193,606  $4,276,717
Reinvested dividends ..  1,314,789     27,689,458   3,650,898     78,136,793      7,989      166,564   11,545     245,139
Shares redeemed........ (6,375,055)  (120,241,255) (9,541,408)  (210,745,639)  (153,687)  (2,957,384) (84,690) (1,801,442)
                        ----------  -------------  ----------  -------------  ---------  -----------  -------  ----------
Net increase ..........    794,246  $  16,626,656  12,324,897  $ 271,923,716  2,688,754  $50,804,282  120,461  $2,720,414
                        ==========  =============  ==========  =============  =========  ===========  =======  ==========
                                                           Small Cap Portfolio
                        -------------------------------------------------------------------------------------------------
                                             Class B                                          Class II
                        ----------------------------------------------------  -------------------------------------------
                                For the                                              For the
                            six months ended               For the              six months ended           For the
                              May 31, 2001                year ended              May 31, 2001            year ended
                              (unaudited)             November 30, 2000            (unaudited)        November 30, 2000
                        -------------------------  -------------------------  ----------------------  -------------------
                          Shares       Amount        Shares       Amount       Shares      Amount     Shares     Amount
                        ----------  -------------  ----------  -------------  ---------  -----------  -------  ----------
Shares sold............     77,733  $   1,449,382      66,395  $   1,448,880     80,002  $ 1,497,899   50,486  $1,109,551
Reinvested dividends...      2,856         59,058       7,185        151,534      2,333       48,233    5,539     116,747
Shares redeemed........     (9,536)      (177,541)     (2,811)       (63,295)    (4,170)     (76,657)    (718)    (14,541)
                        ----------  -------------  ----------  -------------  ---------  -----------  -------  ----------
Net increase ..........     71,053  $   1,330,899      70,769  $   1,537,119     78,165  $ 1,469,475   55,307  $1,211,757
                        ==========  =============  ==========  =============  =========  ===========  =======  ==========

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


                                                     Real Estate Securities Portfolio
                         ------------------------------------------------------------------------------------------------
                                             Class Y                                          Class A
                         ---------------------------------------------------  -------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended           For the
                              May 31, 2001                year ended             May 31, 2001            year ended
                               (unaudited)            November 30, 2000           (unaudited)        November 30, 2000
                         ------------------------  -------------------------  --------------------  ---------------------
                           Shares       Amount       Shares       Amount      Shares     Amount      Shares     Amount
                         ----------  ------------  ----------  -------------  -------  -----------  --------  -----------
Shares sold............   1,177,804  $ 11,428,048  11,428,036  $  99,181,286   94,914  $   923,546   169,139  $ 1,464,394
Reinvested dividends ..     392,382     3,854,679     660,309      5,881,208    2,081       20,438     2,879       26,909
Shares redeemed........  (3,417,169)  (32,772,879) (7,263,195)   (64,063,605) (40,552)    (393,196) (132,029)  (1,208,592)
                         ----------  ------------  ----------  -------------  -------  -----------  --------  -----------
Net increase
 (decrease)............  (1,846,983) $(17,490,152)  4,825,150  $  40,998,889   56,443  $   550,788    39,989  $   282,711
                         ==========  ============  ==========  =============  =======  ===========  ========  ===========
                                                     Real Estate Securities Portfolio
                         ------------------------------------------------------------------------------------------------
                                             Class B                                          Class II
                         ---------------------------------------------------  -------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended           For the
                              May 31, 2001                year ended             May 31, 2001            year ended
                               (unaudited)            November 30, 2000           (unaudited)        November 30, 2000
                         ------------------------  -------------------------  --------------------  ---------------------
                           Shares       Amount       Shares       Amount      Shares     Amount      Shares     Amount
                         ----------  ------------  ----------  -------------  -------  -----------  --------  -----------
Shares sold............      54,714  $    526,922      76,050  $     648,042   77,530  $   749,556   116,163  $ 1,053,444
Reinvested dividends ..         978         9,595       1,196         10,991    2,271       22,280       913        8,242
Shares redeemed........     (21,976)     (210,401)    (18,030)      (147,574) (17,548)    (168,664)  (25,520)    (210,946)
                         ----------  ------------  ----------  -------------  -------  -----------  --------  -----------
Net increase...........      33,716  $    326,116      59,216  $     511,459   62,253  $   603,172    91,556  $   850,740
                         ==========  ============  ==========  =============  =======  ===========  ========  ===========
                                                 Micro Cap Portfolio
                         -------------------------------------------------------------------------
                                             Class Y                                Class A
                         ---------------------------------------------------  --------------------
                                                                                For the period
                                 For the                                         May 1, 2001*
                            six months ended               For the                  through
                              May 31, 2001                year ended             May 31, 2001
                               (unaudited)            November 30, 2000           (unaudited)
                         ------------------------  -------------------------  --------------------
                           Shares       Amount       Shares       Amount      Shares     Amount
                         ----------  ------------  ----------  -------------  -------  -----------
Shares sold............   6,468,479  $119,856,822  18,215,407  $ 404,532,562  887,667  $17,540,250
Reinvested dividends...     920,990    17,369,873   3,650,898     78,136,793      --           --
Shares redeemed........  (3,252,352)  (61,128,850) (9,541,408)  (210,745,639)  (1,983)     (39,528)
                         ----------  ------------  ----------  -------------  -------  -----------
Net increase...........   4,137,117  $ 76,097,845  12,324,897  $ 271,923,716  885,684  $17,500,722
                         ==========  ============  ==========  =============  =======  ===========

------
*Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


                                       Micro Cap Portfolio
                          ------------------------------------------------
                                  Class B                 Class II
                          ------------------------  ----------------------
                              For the period           For the period
                           May 1, 2001* through     May 1, 2001* through
                               May 31, 2001             May 31, 2001
                                (unaudited)              (unaudited)
                          ------------------------  ----------------------
                            Shares       Amount      Shares      Amount
                          ----------  ------------  ---------  -----------
Shares sold.............     520,985  $ 10,270,412    636,643  $12,501,978
Reinvested dividends....         --            --         --           --
Shares redeemed.........        (764)      (15,044)      (286)      (5,594)
                          ----------  ------------  ---------  -----------
Net increase............     520,221  $ 10,255,368    636,357  $12,496,384
                          ==========  ============  =========  ===========
                                                           Multi Cap Portfolio
                          ---------------------------------------------------------------------------------------------
                                             Class Y                                        Class A
                          ------------------------------------------------  -------------------------------------------
                                  For the                                          For the           For the period
                             six months ended              For the            six months ended       March 31, 2000*
                               May 31, 2001              year ended             May 31, 2001             through
                                (unaudited)           November 30, 2000          (unaudited)        November 30, 2000
                          ------------------------  ----------------------  ----------------------  -------------------
                            Shares       Amount      Shares      Amount      Shares      Amount     Shares    Amount
                          ----------  ------------  ---------  -----------  ---------  -----------  -------- ----------
Shares sold.............   1,164,966  $ 19,954,637  2,265,962  $41,520,947  1,679,340  $28,230,181    5,684  $  107,921
Reinvested dividends....     123,594     2,290,200    572,340    9,995,729        171        3,164      710      12,822
Shares redeemed.........  (1,967,012)  (33,836,865)  (379,382)  (6,735,052)      (124)      (2,201)     --          --
                          ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Net increase (decrease).    (678,452) $(11,592,028) 2,458,920  $44,781,624  1,679,387  $28,231,144    6,394  $  120,743
                          ==========  ============  =========  ===========  =========  ===========  =======  ==========
                                       Multi Cap Portfolio
                          ------------------------------------------------
                                  Class B                 Class II
                          ------------------------  ----------------------
                              For the period           For the period
                           May 1, 2001* through     May 1, 2001* through
                               May 31, 2001             May 31, 2001
                                (unaudited)              (unaudited)
                          ------------------------  ----------------------
                            Shares       Amount      Shares      Amount
                          ----------  ------------  ---------  -----------
Shares sold.............      58,073  $    990,560     66,944  $ 1,132,529
Reinvested dividends....         --            --         --           --
Shares redeemed.........         --            --         --           --
                          ----------  ------------  ---------  -----------
Net increase............      58,073  $    990,560     66,944  $ 1,132,529
                          ==========  ============  =========  ===========

------
*Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


                                                         Mid Cap Portfolio
                          ---------------------------------------------------------------------------------------
                                             Class Y                                     Class A
                          ------------------------------------------------  -------------------------------------
                                                                                For the
                                  For the              For the period         six months       For the period
                             six months ended        December 31, 1999*          ended         March 31, 2000*
                               May 31, 2001                through           May 31, 2001          through
                                (unaudited)           November 30, 2000       (unaudited)     November 30, 2000
                          ------------------------  ----------------------  ----------------  -------------------
                            Shares       Amount      Shares      Amount     Shares   Amount   Shares    Amount
                          ----------  ------------  ---------  -----------  ------  --------  -------- ----------
Shares sold.............   1,336,635  $ 15,701,835  6,139,375  $67,794,047  27,308  $307,266    9,062  $  109,810
Reinvested dividends....     117,277     1,480,033    188,560    2,396,607     188     2,362      339       4,309
Shares redeemed.........  (1,594,010)  (18,429,438)  (651,825)  (7,925,874) (5,404)  (52,722)     --          --
                          ----------  ------------  ---------  -----------  ------  --------  -------  ----------
Net increase (decrease).    (140,098) $ (1,247,570) 5,676,110  $62,264,780  22,092  $256,906    9,401  $  114,119
                          ==========  ============  =========  ===========  ======  ========  =======  ==========
                                        Mid Cap Portfolio
                          ------------------------------------------------
                                  Class B                 Class II
                          ------------------------  ----------------------
                              For the period           For the period
                           May 1, 2001* through     May 1, 2001* through
                                May 31, 2001             May 31, 2001
                                (unaudited)              (unaudited)
                          ------------------------  ----------------------
                            Shares       Amount      Shares      Amount
                          ----------  ------------  ---------  -----------
Shares sold.............      26,556  $    307,280     21,928  $   250,995
Reinvested dividends....         --            --         --           --
Shares redeemed.........        (828)       (9,594)    (4,549)     (51,055)
                          ----------  ------------  ---------  -----------
Net increase............      25,728  $    297,686     17,379  $   199,940
                          ==========  ============  =========  ===========

------
*Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2001


6. Income Tax Information. At May 31, 2001, the investment cost and gross unrealized appreciation and depreciation on investments for book purposes were as follows:

                                                                      Net
                                        Unrealized   Unrealized  Appreciation/
                              Cost     Appreciation Depreciation (Depreciation)
                          ------------ ------------ ------------ --------------
Small Cap Portfolio...... $788,754,426 $221,933,295 $47,845,776   $174,087,519
Real Estate Securities
 Portfolio...............  174,428,331   20,853,380     339,081     20,514,299
Micro Cap Portfolio......  253,016,955   56,255,919   9,536,961     46,718,958
Multi Cap Portfolio......   91,727,038   12,966,556   2,673,017     10,293,539
Mid Cap Portfolio........   54,490,525   11,324,615   3,505,802      7,818,813

At November 30, 2000, the Real Estate Securities Portfolio had capital loss carryovers (which may be carried over to offset future capital gains) totaling $2,392,996, $13,831,311 and $5,961,466 to expire in the years 2006, 2007 and
2008, respectively.

7. Commitments and Contingencies. The Brazos Mutual Funds have, along with other affiliated registered investment companies, established committed and un-committed lines of credit with State Street Bank and Trust Company, the Portfo-lios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and Federal Funds Rate plus 100 basis points on the uncommitted line of credit. There is also a commitment fee of 8 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. The Portfolios did not have any outstanding borrowings at May 31, 2001.

8. Subsequent Events. Effective June 5, 2001 shares of the Micro Cap Portfolio will be offered to existing shareholders, qualified defined contribution re-tirement plans and their participants, and certain institutional customers, in the discretion of management.

[LOGO OF BRAZOS]
     www.brazosfunds.com


     The SunAmerica Center
     733 Third Avenue
     New York, NY 10017-3204

TRUSTEES

                               ADMINISTRATOR

 GEORGE W. GAU                   SUNAMERICA ASSET MANAGEMENT CORP
 JOHN H. MASSEY                  733 THIRD AVENUE
 DAVID M. REICHERT               NEW YORK, NEW YORK 10017

 DAN L. HOCKENBROUGH

                               CUSTODIAN & TRANSFER AGENT
OFFICERS

 DAN L. HOCKENBROUGH             STATE STREET BANK AND TRUST CO.
 Chairman of the Board,          P.O. BOX 419572
                                 KANSAS CITY, MO 64141-6572
 President, Treasurer and
 Chief Financial Officer       COUNSEL

                                 DRINKER, BIDDLE & REATH LLP
 LOREN J. SOETENGA               ONE LOGAN SQUARE
 Vice President

                                 18TH AND CHERRY STREETS
 TRICIA A. HUNDLEY               PHILADELPHIA, PENNSYLVANIA 19103-6996

 Vice President and Secretary

                               AUDITORS

 PETER C. SUTTON                 PRICEWATERHOUSECOOPERS LLP
 Vice President and Assistant Treasurer

                                 1177 AVENUE OF THE AMERICAS
 M. ROSALIE BUENAVENTURA         NEW YORK, NEW YORK 10036
 Assistant Secretary
BRSAN-5/01